UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4520

Waddell & Reed Advisors Global Bond Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Global Bond Fund
December 31, 2006
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Air Transportation - 1.05%
FedEx Corporation,
2.65%, 4-1-07	$3,000	$2,979,624

Aircraft - 0.35%
Raytheon Company,
5.375%, 4-1-13	1,000	999,209

Banks - 8.14%
Banco BMG S.A.:
9.15%, 1-15-16	500	503,900
8.75%, 7-1-10 (A)	1,000	1,015,000
9.15%, 1-15-16 (A)	500	506,750
Banco Santiago SA,
7.0%, 7-18-07	4,555	4,568,706
Bank for Foreign Trade,
7.0%, 4-13-09	45,000	1,710,224
Export-Import Bank of Korea (The),
7.1%, 3-15-07	1,000	1,003,093
ICICI Bank Limited,
4.75%, 10-22-08	3,210	3,147,392
Industrial Development Bank of India Ltd.,
5.125%, 12-23-09	1,800	1,774,544
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	3,500	3,596,600
Or-ICB S.A.,
6.875%, 7-29-08	1,000	1,015,400
PT Bank Rakyat Indonesia (Persero),
7.75%, 10-30-13	1,500	1,518,299
Unibanco - Uniao de Bancos Brasileiros S.A.,
7.375%, 12-15-13	2,700	2,774,250
		23,134,158
Beverages - 3.28%
Central European Distribution Corporation,
8.0%, 7-25-12 (A)	1,700	2,423,602
Coca-Cola Bottling Co.,
6.85%, 11-1-07	2,000	2,014,216
Companhia Brasileira de Bebidas,
10.5%, 12-15-11	2,000	2,420,000
Miller Brewing Company,
4.25%, 8-15-08 (A)	2,500	2,455,750
		9,313,568
Broadcasting - 0.35%
EchoStar DBS Corporation,
5.75%, 10-1-08	1,000	996,250

Business Equipment and Services - 1.04%
Quebecor World Capital Corporation,
4.875%, 11-15-08	2,000	1,935,000
Shimao Property Holdings Limited,
8.0%, 12-1-16 (A)	1,000	1,017,500
		2,952,500
Chemicals -- Specialty - 0.74%
Bayer Corporation,
6.2%, 2-15-08 (A)	2,100	2,105,880

Coal - 0.36%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	1,025,000

Construction Materials - 0.72%
Celulosa Arauco y Constitucion S.A.,
8.625%, 8-15-10	1,850	2,031,515

Containers - 0.88%
Packaging Corporation of America,
4.375%, 8-1-08	2,550	2,503,667

Finance Companies - 7.03%
ALROSA Finance S.A.,
8.125%, 5-6-08	1,500	1,542,300
BP Capital Markets p.l.c.,
2.625%, 3-15-07	2,000	1,989,394
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (A)	3,000	2,990,880
CSN Islands VII Corp.,
10.75%, 9-12-08 (A)	2,500	2,700,000
Caterpillar Financial Services Corporation,
3.67%, 10-4-07	1,000	986,967
Rio Tinto Finance (USA) Limited,
2.625%, 9-30-08	2,000	1,913,046
Russian Standard Bank:
7.5%, 10-7-10	1,750	1,681,050
7.5%, 10-7-10 (A)	1,000	963,750
SLM Corporation,
3.61%, 4-1-14	2,500	2,251,300
Sistema Finance S.A.,
10.25%, 4-14-08	1,000	1,046,500
Toyota Motor Credit Corporation,
2.90%, 1-18-15	1,000	905,050
VTB Capital S.A.,
8.27625%, 7-30-07	1,000	1,014,400
		19,984,637
Food and Related - 4.92%
Bunge Limited Finance Corp.,
4.375%, 12-15-08	2,300	2,251,525
Bunge Limited Finance Corp.,
7.8%, 10-15-12	2,000	2,169,314
Cadbury Schweppes Finance p.l.c.,
5.0%, 6-26-07	500	497,896
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (A)	875	852,145
Cosan S.A. Industria e Comercio:
9.0%, 11-1-09	300	318,750
9.0%, 11-1-09 (A)	1,500	1,593,750
8.25%, 11-15-19	1,000	977,750
General Mills, Inc.,
5.125%, 2-15-07	2,750	2,748,058
Iansa Overseas Limited,
7.25%, 7-28-12	2,500	2,568,750
		13,977,938
Forest and Paper Products - 2.59%
Bowater Canada Finance Corporation,
7.95%, 11-15-11	500	490,000
International Paper Company,
4.25%, 1-15-09	500	489,305
Kimberly-Clark de Mexico, S.A. de C.V.,
8.875%, 8-1-09 (A)	2,500	2,671,910
Sino-Forest Corporation:
9.125%, 8-17-11	500	540,000
9.125%, 8-17-11 (A)	1,000	1,081,250
Weyerhaeuser Company,
6.75%, 3-15-12	2,000	2,097,526
		7,369,991
Homebuilders, Mobile Homes - 0.90%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9-28-15	2,000	2,040,000
Greentown China Holdings Limited,
9.0%, 11-8-13 (A)	500	515,000
		2,555,000
Household -- Major Appliances - 0.71%
Controladora Mabe S.A. de C.V.,
6.5%, 12-15-15 (A)	2,000	2,013,632

Leisure Time Industry - 0.70%
Carnival Corporation,
3.75%, 11-15-07	1,000	986,452
Royal Caribbean Cruises Ltd.,
6.75%, 3-15-08	1,000	1,009,274
		1,995,726
Mining - 0.87%
Vedanta Resources plc,
6.625%, 2-22-10 (A)	2,500	2,468,750

Motor Vehicles - 0.87%
Hyundai Motor Company,
5.3%, 12-19-08 (A)	2,500	2,482,848

Multiple Industry - 1.44%
Cox Enterprises, Inc.,
4.375%, 5-1-08 (A)	1,000	982,683
Hutchison Whampoa Finance Limited,
6.95%, 8-1-07	1,000	1,008,684
Tyco International Group S.A.,
6.375%, 10-15-11	2,000	2,092,982
		4,084,349
Non-Residential Construction - 0.19%
Odebrecht Overseas Ltd.,
11.5%, 2-25-09 (A)	500	552,500

Petroleum -- Domestic - 1.29%
ENSCO International Incorporated,
6.75%, 11-15-07	540	546,500
Open Joint Stock Company Tyumen Oil Company,
11.0%, 11-6-07	3,000	3,123,000
		3,669,500
Petroleum -- International - 2.85%
OAO Siberian Oil Company, Loan Participation Notesdue 2007, issued by, but without recourse to, Salomon Brothers AG for the purpose of financing a loan to OAO Siberian Oil Company,
11.5%, 2-13-07	1,000	1,005,540
Open Joint Stock Company Gazprom,
9.125%, 4-25-07	3,500	3,536,400
Pecom Energia S.A.,
9.0%, 5-1-09	500	528,750
Petrobras International Finance Company,
9.125%, 2-1-07	1,000	1,002,500
Talisman Energy Inc.,
7.125%, 6-1-07	2,000	2,012,816
		8,086,006
Petroleum -- Services - 0.18%
Premcor Refining Group Inc. (The),
6.75%, 5-1-14	500	509,523

Railroad - 1.23%
Open Joint Stock Company "Russian Railroads",
6.67%, 1-22-09	7,000	265,995
TFM, S.A. de C.V.,
12.5%, 6-15-12	3,000	3,240,000
		3,505,995
Security and Commodity Brokers - 1.19%
Hongkong and Shanghai Banking Corporation (The),
5.75%, 8-29-49	2,500	2,450,000
Morgan Stanley,
4.06%, 5-1-14	1,000	918,260
		3,368,260
Steel - 1.09%
Evraz Group S.A.,
8.25%, 11-10-15 (A)	3,000	3,086,250

Trucking and Shipping - 0.34%
Ultrapetrol (Bahamas) Limited,
9.0%, 11-24-14	1,000	971,250

Utilities -- Electric - 4.61%
Compania de Transporte de Energia Electrica en Alta Tension Transener Sociedad Anonima,
9.0%, 12-15-15	1,706	1,701,984
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.,
8.875%, 12-15-16 (A)	2,000	2,005,000
Dominion Resources, Inc.,
4.125%, 2-15-08	2,000	1,970,146
Empresa Nacional de Electricidad S.A.,
7.75%, 7-15-08	2,000	2,062,844
Florida Power & Light Company,
6.0%, 6-1-08	325	327,699
Hidroelectrica El Chocon S.A.,
8.89%, 9-15-11	3,000	3,000,000
Majapahit Holding B.V.,
7.25%, 10-17-11 (A)	1,000	1,028,750
Southern Company Capital Funding, Inc.,
5.3%, 2-1-07	1,000	999,593
		13,096,016
Utilities -- Gas and Pipeline - 0.90%
Transportadora de Gas del Sur S.A.
8.0%, 12-15-13	2,500	2,562,500

Utilities -- Telephone - 3.33%
America Movil, S.A. de C.V.,
4.125%, 3-1-09	800	778,446
Digicel Limited:
9.25%, 9-1-12	1,500	1,597,500
9.25%, 9-1-12 (A)	250	266,875
Open Joint Stock Company Mobile TeleSystems,
9.75%, 1-30-08	2,500	2,591,250
Open Joint Stock Company "Vimpel-Communications",
8.0%, 2-11-10	2,125	2,209,044
Sprint Capital Corporation,
6.125%, 11-15-08	1,000	1,011,818
TELUS Corporation,
7.5%, 6-1-07	1,000	1,007,401
		9,462,334

TOTAL CORPORATE DEBT SECURITIES - 54.14%		$153,844,376

(Cost: $152,787,104)

OTHER GOVERNMENT SECURITIES

Brazil - 1.41%
Federative Republic of Brazil (The),
10.0%, 1-16-07 (B)	BRL4,000	4,000,000

Canada - 2.95%
Canadian Government Bond,
1.9%, 3-23-09 (B)	CAD975,000	8,375,734

Chile - 1.34%
Republic of Chile:
5.625%, 7-23-07	$2,800	2,803,920
5.77625%, 1-28-08	1,000	1,003,000
		3,806,920
Germany - 11.72%
Bundesschatzanweisungen Federal Treasury Notes,
3.0%, 3-14-08 (B)	EUR25,500	33,314,435

Japan - 3.38%
Japanese Government 15 Year Floating Rate Bond,
1.24%, 1-20-18 (B)	JPY1,175,000	9,618,797

Norway - 4.16%
Norway Government Bond,
5.5%, 5-15-09 (B)	NOK72,000	11,836,212

Russia - 0.29%
Russian Federation
8.25%, 3-31-10 (A)	$778	812,791

TOTAL OTHER GOVERNMENT SECURITIES - 25.25%		$71,764,889

(Cost: $71,713,249)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 6.22%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
4.5%, 8-15-17	2,256	208,543
5.0%, 5-15-18	1,224	288,148
5.0%, 4-15-19	238	34,973
5.0%, 4-15-19	117	16,662
5.0%, 2-15-20	1,474	24,408
5.0%, 7-15-21	819	48,356
5.0%, 6-15-22	1,164	37,279
5.0%, 7-15-22	4,975	171,168
5.0%, 11-15-22	466	74,399
5.0%, 1-15-23	1,060	41,830
5.0%, 4-15-23	3,381	218,587
5.0%, 5-15-23	206	32,380
5.0%, 8-15-23	154	24,497
5.5%, 11-15-23	6,225	452,370
5.5%, 11-15-23	378	25,429
5.5%, 2-15-24	2,088	308,053
5.0%, 6-15-24	10,045	797,730
5.0%, 9-15-24	1,264	86,357
5.5%, 9-15-24	699	46,442
5.5%, 4-15-25	1,285	173,406
5.5%, 4-15-25	105	9,123
5.0%, 9-15-25	1,758	144,975
5.5%, 10-15-25	2,109	433,613
5.0%, 2-15-26	1,961	223,465
5.0%, 4-15-26	2,258	185,356
5.0%, 10-15-28	446	88,089
5.0%, 8-15-30	9,789	1,085,220
5.0%, 10-15-30	1,250	307,775
5.5%, 3-15-31	208	28,649
5.5%, 10-15-32	4,127	831,654
5.5%, 1-15-33	1,097	247,379
5.5%, 5-15-33	2,936	703,655
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 3-25-16	5,077	232,215
5.5%, 11-25-17	249	19,131
5.0%, 5-25-22	153	21,568
5.0%, 7-25-23	2,723	482,004
5.0%, 8-25-23	872	142,973
5.5%, 9-25-25	153	10,519
5.5%, 11-25-25	1,960	124,989
4.5%, 4-25-30	1,005	115,906
5.0%, 9-25-30	1,185	178,570
5.0%, 3-25-31	3,576	571,163
5.0%, 8-15-31	1,698	286,763
5.5%, 12-25-33	3,626	757,441
5.5%, 8-25-35	1,354	406,265
5.5%, 11-25-36	3,646	990,240
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 7-1-34	4,001	3,867,884
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 5-20-27	3,635	209,233
5.0%, 6-16-29	2,000	329,188
7.0%, 5-20-33	3,110	703,272
5.0%, 7-20-33	3,000	583,986
5.5%, 11-20-33	443	78,658
5.5%, 7-20-35	1,210	175,581
		17,687,519
Treasury Inflation Protected Obligation - 2.24%
United States Treasury Note,
3.375%, 1-15-07 (C)	5,000	6,357,553

Treasury Obligation - 4.92%
United States Treasury Note,
4.875%, 5-31-08	14,000	13,993,434

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 13.38%		$38,038,506

(Cost: $37,825,131)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.12%)	Face Amount in Thousands

Canadian Dollar, 9-5-07 (B)	CAD15,180	(683,829)
Chinese Yuan Renminbi, 4-21-08 (B)	CNY71,000	280,355
Chinese Yuan Renminbi, 4-21-08 (B)	102,200	230,689
Chinese Yuan Renminbi, 4-21-08 (B)	25,750	111,812
Chinese Yuan Renminbi, 4-21-08 (B)	20,360	104,992
Euro, 3-5-07 (B)	EUR2,380	(75,258)
Euro, 3-5-07 (B)	2,300	(96,947)
Japanese Yen, 3-5-07 (B)	JPY338,565	(80,083)
Japanese Yen, 3-5-07 (B)	352,389	(90,578)
Japanese Yen, 12-7-07 (B)	1,475,000	(430,282)
New Taiwan Dollar, 5-22-07 (B)	TWD43,000	(47,987)
New Taiwan Dollar, 5-22-07 (B)	43,000	(52,467)
New Taiwan Dollar, 5-22-07 (B)	86,000	(128,506)
Russian Ruble, 1-24-07 (B)	RUB72,700	186,916
Russian Ruble, 1-24-07 (B)	72,500	164,882
Russian Ruble, 1-24-07 (B)	107,000	70,996
Russian Ruble, 1-24-07 (B)	154,000	51,386
Russian Ruble, 1-24-07 (B)	80,000	32,347
Russian Ruble, 1-24-07 (B)	77,000	26,238
Singapore Dollar, 8-21-07 (B)	SGD11,150	167,036
South Korean Won, 4-19-07 (B)	KRW2,600,000	50,584
South Korean Won, 4-19-07 (B)	850,000	26,633
South Korean Won, 4-19-07 (B)	1,350,000	20,205
South Korean Won, 4-19-07 (B)	2,600,000	16,018
Swiss Franc, 5-30-07 (B)	CHF1,760	13,837
Swiss Franc, 5-30-07 (B)	1,245	2,438
Swiss Franc, 5-30-07 (B)	1,700	(7,968)
Swiss Franc, 5-30-07 (B)	3,350	(28,442)
Swiss Franc, 5-30-07 (B)	3,300	(63,210)
Swiss Franc, 5-30-07 (B)	6,600	(126,659)
		(354,852)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Electronic Components - 1.76%
United Technologies Corporation,
5.3%, 1-4-07	$5,000	4,997,792

Household -- General Products - 2.07%
Fortune Brands Inc.,
5.37%, 1-2-07	5,894	5,893,121

Security and Commodity Brokers - 1.76%
UBS Finance Delaware LLC (UBS AG),
5.27%, 1-2-07	5,000	4,999,268

Utilities -- Telephone - 1.76%
BellSouth Corporation,
5.32%, 1-11-07	5,000	4,992,611

TOTAL SHORT-TERM SECURITIES - 7.35%		$20,882,792

(Cost: $20,882,792)

TOTAL INVESTMENT SECURITIES - 100.00%		$284,175,711

(Cost: $283,208,276)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

The following credit default swap agreements were outstanding at December 31, 2006:

Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ Depreciation

Morgan Stanley	Dow Jones CDX High Yield Series 7	3.25%	12-20-11	$(5,800,000)	$(137,742)
Merrill Lynch International	Dow Jones CDX High Yield Series 7	3.25%	12-20-11	(2,800,000)	(69,910)
Merrill Lynch International	Dow Jones CDX High Yield Series 7	3.25%	12-20-11	(3,000,000)	(71,245)
Lehman Brothers	Republic of Columbia	1.69%	10-20-11	(3,000,000)	(82,824)
Lehman Brothers	Republic of Indonesia	1.67%	12-20-11	(3,000,000)	(69,779)
Lehman Brothers	Republic of Turkey	2.27%	10-20-11	(3,000,000)	(92,255)
Morgan Stanley	Federative Republic of Brazil	1.46%	6-20-11	(200,000)	(4,704)
Morgan Stanley	Federative Republic of Brazil	1.15%	6-20-11	(3,000,000)	(34,094)
Morgan Stanley	Federative Republic of Brazil	1.89%	6-20-11	(2,800,000)	$(113,080)

					(675,633)

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $38,593,246 or 13.58% of total investments.

(B)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CAD - Canadian Dollar, CHF - Swiss Franc, CNY - Chinese Yuan Renminbi, EUR - Euro, JPY - Japanese Yen, KRW - South Korean Won, NOK - Norwegian Krone, RUB - Russian Ruble, SGD - Singapore Dollar, TWD - New Taiwan Dollar)

(C)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Global Bond Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: March 1, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: March 1, 2007